T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.3%
Asset Backed Other 0.1%
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 955 892
892
Coll Debt Obligation 0.2%
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 3.72%, 10/17/29 (1) 3,862 3,826
3,826
Total Asset-Backed Securities
(Cost $4,817) 4,718
CORPORATE BONDS 1.9%
CORPORATE SECURITIES 1.9%
Automotive 0.1%
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 910 842
842
Banking 0.3%
Credit Suisse, 4.75%, 8/9/24  3,810 3,795
3,795
Cable Operators 0.1%
Charter Communications Operating, 4.908%, 7/23/25  752 750
750
Drugs 0.1%
Viatris , 1.65%, 6/22/25  1,795 1,636
1,636
Healthcare 0.5%
HCA, 5.375%, 2/1/25  3,795 3,833
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 4,455 4,124
7,957
Insurance 0.1%
MassMutual Global Funding II, 4.15%, 8/26/25 (1) 1,050 1,047
1,047
Oil Field Serv 0.1%
Energy Transfer, 2.90%, 5/15/25  2,005 1,900
1,900
Utilities 0.4%
Edison International, 4.70%, 8/15/25  3,680 3,642
NextEra Energy Capital Holdings, 4.255%, 9/1/24  2,425 2,423
6,065
T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  3,285 3,392
3,392
Total Corporate Securities 27,384
Total Corporate Bonds
(Cost $27,503) 27,384
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.9%
Whole Loans Backed 0.9%
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 3,019 2,711
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 1,915 1,892
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 3,978 3,583
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 1,757 1,643
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 1,834 1,652
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 3.183%, 1/25/42 (1) 1,572 1,537
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 803 717
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $14,884) 13,735
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 96.3%
U.S. Treasury Obligations 96.3%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  155,744 153,384
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  157,248 154,742
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (2) 110,175 107,816
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  28,681 28,129
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  46,533 45,392
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  107,960 105,717
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  24,680 24,113
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  285,898 277,544

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  134,589 132,465
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  31,526 31,226
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  76,769 75,786
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  72,265 71,057
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  36,545 36,003
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  13,622 13,492
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  166,703 165,557
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  18,840 18,714
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $1,509,648) 1,441,137
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.36% (3)(4) 2,148 2,148
Total Short-Term Investments
(Cost $2,148) 2,148
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Put, 9/23/22
@ $116.00 (5) 258 30,162 149
Total Options Purchased (Cost $127) 149
Total Investments in Securities 99.5%
(Cost $1,559,127) $ 1,489,271
Other Assets Less Liabilities 0.5% 7,336
Net Assets 100.0% $ 1,496,607
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$24,466 and represents 1.6% of net assets.
(2) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

.
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(5) Non-income producing
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
FRN Floating Rate Note
NZD New Zealand Dollar
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Zero-Coupon Inflation Swaps (0.0)%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 10,408 11 — 11
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.129% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 10,408 8 1 7
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.320% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/30/24 10,409 (60) — (60)
Total Centrally Cleared Zero-Coupon Inflation Swaps (42)
Total Centrally Cleared Swaps (42)
Net payments (receipts) of variation margin to date 20
Variation margin receivable (payable) on centrally cleared swaps $ (22)

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/21/22 USD 3,894 AUD 5,600 $ 59
Citibank 9/23/22 USD 3,239 SEK 32,760 162
Goldman Sachs 10/21/22 NZD 2,500 USD 1,585 (56)
Goldman Sachs 10/21/22 USD 1,565 NZD 2,500 36
HSBC Bank 10/21/22 AUD 5,600 USD 3,940 (106)
HSBC Bank 10/21/22 NZD 6,250 USD 3,921 (97)
HSBC Bank 10/21/22 USD 3,888 NZD 6,250 64
Morgan Stanley 9/23/22 SEK 32,760 USD 3,229 (152)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (90)

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 282 U.S. Treasury Notes five year contracts 12/22 (31,251) $ 108
Short, 295 U.S. Treasury Notes ten year contracts 12/22 (34,487) 146
Long, 273 U.S. Treasury Notes two year contracts 12/22 56,873 (59)
Short, 248 Ultra U.S. Treasury Notes ten year
contracts 12/22 (31,047) 139
Short, 304 Three month SOFR contracts 3/23 (73,154) 136
Long, 304 Three month SOFR contracts 3/24 73,359 (157)
Net payments (receipts) of variation margin to date (184)
Variation margin receivable (payable) on open futures contracts $ 129

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 359+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 57,766  ¤  ¤ $ 2,148^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $359 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,148.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Limited Duration TIPS Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,486,974 $ — $ 1,486,974
Short-Term Investments 2,148 — — 2,148
Options Purchased 149 — — 149
Total Securities 2,297 1,486,974 — 1,489,271
Swaps* — 18 — 18
Forward Currency Exchange
Contracts — 321 — 321
Futures Contracts* 529 — — 529
Total $ 2,826 $ 1,487,313 $ — $ 1,490,139
Liabilities
Swaps* $ — $ 60 $ — $ 60
Forward Currency Exchange
Contracts — 411 — 411
Futures Contracts* 216 — — 216
Total $ 216 $ 471 $ — $ 687
1
Includes Asset-Backed Securities, Corporate Bonds, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1367-054Q1 08/22